SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Restricted Cash and Cash Equivalents, Current	$ 4,620,722	$ 529,581
Assets, Current	7,981,501	1,436,036
Liabilities, Current	44,981,252	6,884,072
Working capital deficiency	36,999,000
Stockholders' Equity Attributable to Parent	26,066,129	63,012	$ (747,309)
Operating Income (Loss)	2,912,320	3,626,802
Derivative, Gain (Loss) on Derivative, Net	17,652,808
Net Income (Loss) Attributable to Parent	21,098,465	3,681,389
Net Cash Provided by (Used in) Operating Activities	2,253,275	468,465
Proceeds from Issuance Initial Public Offering	10,496,000
Additional Paid in Capital	26,451,187	11,559,239
[custom:WarrantCommitmentCurrent-0]	37,652,808
Business Combination, Contingent Consideration, Liability, Current	3,297,855
[custom:EarnoutLiabilityCurrent-0]	3,297,855	0
[custom:EarnoutLiabilityNonCurrent-0]	516,023	2,931,418
[custom:PaymentsToUndiscountedRemainingEarnOut]	4,000,000
Unamortized Debt Issuance Expense	134,528	151,312
Payments to intangible assets	619,666
Revision of Prior Period, Adjustment [Member]
Property, Plant and Equipment [Line Items]
Stockholders' Equity Attributable to Parent		177,399
Net Income (Loss) Attributable to Parent		(17,616)
Additional Paid in Capital		182,116
Payments to intangible assets	$ 296,783
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets	20 years
Fair Value, Inputs, Level 3 [Member]
Property, Plant and Equipment [Line Items]
Business Combination, Contingent Consideration, Liability, Current	$ 3,813,878	$ 2,931,418
Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Additional Paid in Capital	$ 20,000,000